Warrant Liabilities (Details) - Inspirato LLC - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2021	Dec. 31, 2020
Warrants
Warrants issued	31,407
Fair value of warrants outstanding			$ 547	$ 91
Series B-1 preferred unit warrants
Warrants
Warrants issued		1,994
Warrant exercise price (in dollars per share)		$ 125.38
Warrant term		5 years
Series E preferred unit warrants
Warrants
Warrants issued	19,717
Warrant exercise price (in dollars per share)	$ 128.29
2013 Loan Facility
Warrants
Loan amount		$ 10,000